Cover	Dec. 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42982
Entity Registrant Name	BITCOIN INFRASTRUCTURE ACQUISITION CORP LTD
Entity Central Index Key	0002082542
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1200 N. Federal Hwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	733432
City Area Code	(212)
Local Phone Number	207-0090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	BIXIU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	BIXI
Security Exchange Name	NASDAQ
Redeemable Warrant - each warrant exercisable to purchase one Class A ordinary share at $11.50 per share
Title of 12(b) Security	Redeemable Warrant - each warrant exercisable to purchase one Class A ordinary share at $11.50 per share
Trading Symbol	BIXIW
Security Exchange Name	NASDAQ